Stock Options (Details 3)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding - Number of Options Outstanding (in shares) | shares	1,336,400
Options Outstanding - Remaining Average Contractual Life (in years)	6 years 2 months 5 days
Options Outstanding - Average Exercise Price (in dollars per share) | $ / shares	$ 4.91
Options Exercisable - Number of Options Exercisable (in shares) | shares	679,400
Options Exercisable - Remaining Contractual Life (in years)	6 years 11 days
Options Exercisable - Average Exercise Price (in dollars per share) | $ / shares	$ 4.83
Range Of Exercise Prices Dollars 2.37 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding - Number of Options Outstanding (in shares) | shares	37,800
Options Outstanding - Remaining Average Contractual Life (in years)	11 months 26 days
Options Outstanding - Average Exercise Price (in dollars per share) | $ / shares	$ 2.37
Options Exercisable - Number of Options Exercisable (in shares) | shares	37,800
Options Exercisable - Remaining Contractual Life (in years)	11 months 26 days
Options Exercisable - Average Exercise Price (in dollars per share) | $ / shares	$ 2.37
Range Of Exercise Prices Dollars 4.98 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding - Number of Options Outstanding (in shares) | shares	1,298,600
Options Outstanding - Remaining Average Contractual Life (in years)	6 years 3 months 29 days
Options Outstanding - Average Exercise Price (in dollars per share) | $ / shares	$ 4.98
Options Exercisable - Number of Options Exercisable (in shares) | shares	641,600
Options Exercisable - Remaining Contractual Life (in years)	6 years 3 months 29 days
Options Exercisable - Average Exercise Price (in dollars per share) | $ / shares	$ 4.98